Xtrackers California Municipal Bond ETF Investment Strategy - Xtrackers California Municipal Bond ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE AMT-Free Broad Liquid California Municipal Index (the “Underlying Index”), which tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions.Qualifying securities must pay interest that is exempt from federal income tax and not subject to the federal alternative minimum tax applicable to individuals (AMT). In addition, qualifying securities must have at least one month remaining term to final maturity, a fixed coupon schedule (including zero coupon and step-up or step-down bonds (bonds that pay a rate that goes up or down as dictated by the terms of the note)) and an investment grade rating (based on the middle rating from Moody’s® Investors Services (“Moody’s”), Standard & Poor’s® Financial Services, LLC (“S&P”) and Fitch, Inc. (“Fitch”). Qualifying securities must have at least $25 million currently outstanding face value and must be part of a deal with an original offering size of at least $100 million.The Underlying Index excludes the following types of securities: tobacco sector bonds; securities issued by U.S. territories; taxable municipal securities; floating rate notes and variable rate demand obligations or notes; secondarily insured securities; custodial receipts; municipal commercial paper and auction-rate notes or bonds; private placements; 144A securities; and securities in legal default.The Underlying Index’s constituents are market capitalization weighted, subject to specific constraints delineated in the Underlying Index’s methodology. As a general matter, individual issuers are capped at 25% of the Underlying Index, with any excess redistributed across the uncapped issuers of the index on a pro rata basis.The fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole.The fund will invest at least 80% of its total assets (but typically far more) in instruments that comprise the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from regular federal income tax, AMT and California state income tax.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.As of July 31, 2025, the Underlying Index was comprised of 3,012 bonds (288 issuers), with an average amount outstanding of approximately $72 million and a minimum amount outstanding of approximately $25 million.Under normal circumstances, the Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end in order to qualify for the coming month. No changes are made to constituent holdings of the Underlying Index other than on month end rebalancing dates. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.The Underlying Index is sponsored by ICE Data Indices, LLC (“ICE” or “Index Provider”), which is not affiliated with or sponsored by the fund or the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by ICE, its affiliates or its third party suppliers.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.